Condensed Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012
Common stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	44,579,871	43,423,556
Common stock, Outstanding	29,518,358	31,110,922
Cost of common stock in treasury, shares	15,061,513	12,312,634